Shareholder Report, Average Annual Return (Details) IYFI_MML Total Return Bond Fund_Class II_TSR Annual {Class II}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II - without sales charge
Average Annual Return, Percent	7.41%	(0.83%)	1.83%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%